Earnings Per Share - Schedule of Weighted Average Number of Shares Used as the Basic and Diluted Earnings Per Share (Details) - shares	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Earnings per share [abstract]
Weighted average number of ordinary shares used in calculating basic earnings per share	488,886,096	486,844,497
Weighted average number of ordinary shares used in calculating diluted earnings per share	488,886,096	486,844,497